Cover	Nov. 13, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	Star Equity Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38704
Entity Tax Identification Number	59-3547281
Entity Address, Address Line One	53 Forest Avenue
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	489-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001210708
Amendment Flag	false
Common Stock | The NASDAQ Stock Market LLC
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	STRR
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Series A Preferred Stock | The NASDAQ Stock Market LLC
Entity Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock, $0.001 par value
Trading Symbol	STRRP
Security Exchange Name	NASDAQ